Affiliated companies and other equity-method investees - Summary of equity in earnings of equity-method investees and dividends from equity-method investees (Detail) - Equity Method Investee [Member] - JPY (¥)
¥ in Millions
12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity in earnings of equity-method investees	[1]	¥ 32,014	¥ 34,516	¥ 33,000
Dividends from equity-method investees		¥ 12,971	¥ 13,290	¥ 11,941

[1]	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.